INCOME TAX - Summary of movement in deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (11,379)	$ (8,102)
Deferred tax liabilities	(10,481)	(11,379)
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	1,879	551
Deferred tax (charged)/credited to other comprehensive income		(4,251)
Deferred tax (charged)/credited to currency translation	(981)	423
Tangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,916)	(4,865)
Deferred tax (charged)/credited to profit or loss	4	1,749
Deferred tax (charged)/credited to other comprehensive income		0
Deferred tax (charged)/credited to currency translation	(354)	200
Deferred tax liabilities	(3,266)	(2,916)
Convertible bonds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(5,067)	0
Deferred tax (charged)/credited to profit or loss	1,040	(1,038)
Deferred tax (charged)/credited to other comprehensive income		(4,251)
Deferred tax (charged)/credited to currency translation	(625)	222
Deferred tax liabilities	(4,652)	(5,067)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,396)	(3,237)
Deferred tax (charged)/credited to profit or loss	835	(160)
Deferred tax (charged)/credited to other comprehensive income		0
Deferred tax (charged)/credited to currency translation	(2)	1
Deferred tax liabilities	$ (2,563)	$ (3,396)